Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to issue.

On October 24, 2022, the Board of Directors resolved to increase their compensation to (i) $50,000 per year in cash effective August 1, 2022, in equal quarterly payments, with the first such payment, in the amount of $12,500 due November 1, 2022 and, thereafter, $12,500 every February 1, May 1, August 1 and November 1, and (ii) 100,000 stock options priced at $2.50 per share, vesting immediately. In addition, the Board of Directors approved a one-time payment of $10,000 to each Mr. Trent Staggs and Mr. Al Ferrara for serving as the Chairperson of the Compensation Committee and Chairperson of the Audit Committee of the Board of Directors, respectively, payable on November 1, 2022.

On October 28, 2022, we entered into an executive employment agreement with James Ballengee (the “Employment Agreement”) with respect to the Company’s appointment of Mr. Ballengee as Chief Executive Officer and Chairman of the Board of Directors (the “Board”). Pursuant to the Employment Agreement, Mr. Ballengee will receive annual compensation of $1,000,000 payable in shares of the Company’s common stock, issued in four equal quarterly installments, priced at the volume weighted average price (VWAP) for the five trading days preceding the date of the Employment Agreement and each anniversary thereof (the “CEO Compensation”). The CEO Compensation shall be subject to satisfaction of Nasdaq rules, the provisions of the Company’s equity incentive plan and other applicable requirements and shall be accrued if such issuance is due prior to satisfaction of such requirements. Additionally, Mr. Ballengee shall be eligible for a discretionary performance bonus. The Employment Agreement may be terminated by either party for any or no reason, by providing a five days’ notice of termination. Pursuant to the Employment Agreement, Mr. Ballengee is granted the right to nominate two additional directors for appointment to the Board in his sole discretion, as well as a third additional director upon issuance of the Note Payment Shares (defined below), subject to such directors passing a background check.

On October 28, 2022, in connection with the Employment Agreement, the Company and Jorgan and JBAH entered into an agreement amending the notes issued as consideration in the MIPA (the “Note Amendment”), whereby, as soon as is practicable, following and subject to the approval of the Company’s shareholders, and provided there are no applicable prohibitions under the rules of The Nasdaq Capital Market or other restrictions, the Company will issue 7,042,254 restricted shares of the Company’s common stock (the “Note Payment Shares”) as a payment of $10,000,000 toward the principal of the notes on a pro rata basis, reflecting a conversion price of $1.42 per share (the “Note Payment”). 6,971,831 shares will be issued to Jorgan and $9,900,000 of principal owed to Jorgan will be cancelled, and 70,423 shares will be issued to JBAH and $100,000 of principal owed to JBAH will be cancelled. Once the registration statement is declared effective by the SEC, the Note Payment will count against the Threshold Payment Amount, as defined in the notes and the MIPA. As of October 28, 2022, and in connection with Mr. Ballengee’s appointment as Chief Executive Officer, the following parties, of whom Mr. Ballengee is a beneficiary of, will be disclosed as related parties: Jorgan (MIPA note payable), JBAH (MIPA note payable), WC Crude (oil supply agreement and oil storage agreement, both acquired in the business combinations closed August 1, 2022), Endeavor Crude, LLC (shared services agreement acquired in the business combination closed on August 1, 2022).

Subsequent to September 30, 2022, VWFI has raised $290,000 in conjunction with the $25,000,000 private placement offering to sell convertible promissory notes, which convert to VWFI LLC units, to accredited investors to raise funds to manufacture equipment that manufacture RPC Series B. Subsequent to September 30, 2022, VWFI has also converted $290,000 of convertible debt into VWFI LLC units.